Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2013-1 MONTHLY SERVICER CERTIFICATE For the collection period ended 12-28-2013	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		1/16/2014
2	Payment Date		1/21/2014
3	Collection Period	12/1/2013	12/28/2013	28
4	Monthly Interest Period—Actual/360	12/20/2013	1/20/2014	32
5	Monthly Interest—30/360			30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	271,000,000.00	—	—	—	—
7	Class A-2 Notes	424,000,000.00	355,238,339.20	28,374,245.80	326,864,093.40	0.7709059
8	Class A-3 Notes	415,000,000.00	415,000,000.00	—	415,000,000.00	1.0000000
9	Class A-4 Notes	140,000,000.00	140,000,000.00	—	140,000,000.00	1.0000000

10	Total Securities	$1,250,000,000.00	$910,238,339.20	$28,374,245.80	$881,864,093.40

11	Overcollateralization	38,659,894.24	38,659,894.24		38,659,894.24

12	Adjusted Pool Balance	$1,288,659,894.24	$948,898,233.44	$28,374,245.80	$920,523,987.64

13	YSOC	32,710,850.73	22,570,934.78		21,658,871.85

14	Net Pool Balance	$1,321,370,744.97	$971,469,168.22	$28,374,245.80	$942,182,859.49

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.20000%	—	—	—	—
16	Class A-2 Notes	0.37000%	109,531.82	0.2583298	28,483,777.62	67.1787208
17	Class A-3 Notes	0.56000%	193,666.67	0.4666667	193,666.67	0.4666667
18	Class A-4 Notes	0.78000%	91,000.00	0.6500000	91,000.00	0.6500000

	Total Securities		394,198.49		28,768,444.29

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received	18,919,118.17
20	Scheduled Interest Payments Received	1,766,890.75
21	Prepayments of Principal Received	146,872.22
22	Liquidation Proceeds	9,690,839.23
23	Recoveries Received	218,798.77
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	30,742,519.14

26	Repurchased Receivables	—
27	Reserve Account Excess Amount (Item 88)	308.37

28	Total Available Funds, prior to Servicer Advances	30,742,827.51

29	Servicer Advance (Item 71)	—

30	Total Available Funds + Servicer Advance	30,742,827.51

31	Reserve Account Draw Amount (Item 74)	—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	30,742,827.51

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)	—
34	Servicing Fees (Item 41)	809,557.64
35	Class A Noteholder Interest (Item 50)	394,198.49
36	Principal Distribution Amount (Item 75)	28,374,245.80
37	Amount Paid to Reserve Account to Reach Specified Balance	—
38	Other Amounts Paid to Trustees	—
39	Certificateholders Principal Distribution Amount	—

40	Remaining Funds to Seller	1,164,825.58

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	809,557.64	—	809,557.64

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	109,531.82	—	109,531.82
44	Class A-3 Interest	193,666.67	—	193,666.67
45	Class A-4 Interest	91,000.00	—	91,000.00
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	394,198.49	—	394,198.49

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			948,898,233.44
52	Beginning Net Pool Balance		971,469,168.22
53	Receipts of Scheduled Principal		(18,919,118.17)
54	Receipts of Prepaid Principal		(146,872.22)
55	Liquidation Proceeds		(9,690,839.23)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(529,479.11)

59	Ending Net Pool Balance		942,182,859.49
60	Yield Supplement Overcollateralization Amount		21,658,871.85

61	Adjusted Pool Balance		920,523,987.64
62	Less: Adjusted Pool Balance—End of Collection Period			920,523,987.64

63	Calculated Principal Distribution Amount			28,374,245.80

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			30,742,827.51
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			809,557.64
67	Less: Interest Paid to Noteholders (Item 35)			394,198.49
68	Less: Calculated Principal Distribution (Item 63)			28,374,245.80

69	Equals: Remaining Available Funds before Servicer Advance			1,164,825.58
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			1,164,825.58
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63—Available Funds Shortfall + Reserve Account Draw Amt)			28,374,245.80

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,299.47, and (b) the aggregate note balance)			6,443,299.47
81	Initial Reserve Account Balance			1,288,659.89
82	Beginning Reserve Account Balance			6,443,299.47
83	Plus: Net Investment Income for the Collection Period			308.37

84	Subtotal: Reserve Fund Available for Distribution			6,443,607.84
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			6,443,607.84
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			308.37

89	Equals: Ending Reserve Account Balance			6,443,299.47

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS
			Initial	Current
	Collateral Pool Balance Data:
91	Net Pool Balance		1,321,370,745	942,182,859
92	Number of Current Contracts		54,217	47,939
93	Weighted Average Loan Rate		2.54%	2.46%
94	Average Remaining Term		57.6	47.4
95	Average Original Term		63.8	64.2
96	Monthly Prepayment Rate			0.94%

				Outstanding
			Units	Principal Balance
	Net Credit Loss and Repossession Activity:
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		21	529,479.11
98	Liquidation Proceeds on Related Vehicles			—
99	Recoveries Received on Receivables Previously Charged Off			218,798.77

100	Net Principal Losses for Current Collection Period		21	310,680.34

101	Beginning Net Principal Losses		121	2,092,652.09
102	Net Principal Losses for Current Collection Period		21	310,680.34

103	Cumulative Net Principal Losses		142	2,403,332.43

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,321,370,744.97)			0.18%

		Percentage	Units	Outstanding Principal Balance
	Delinquencies Aging Profile—End of Period:
105	Current	99.46%	47,718	937,108,064.27
106	31—60 Days Delinquent	0.45%	186	4,197,974.01
107	61—90 Days Delinquent	0.09%	35	876,821.21

108	Total	100.00%	47,939	942,182,859.49

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month